Tarp Capital Purchase Program	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Tarp Capital Purchase Program

NOTE 8 – TARP CAPITAL PURCHASE PROGRAM

On May 15, 2009, the Company entered into a Letter Agreement and the related Securities Purchase Agreement, with the United States Department of the Treasury (the “Department of Treasury”) in accordance with the terms of the Department of Treasury’s TARP Capital Purchase Program. Pursuant to the Letter Agreement and Securities Purchase Agreement, the Company issued 6,970 shares of Fixed Rate Cumulative Perpetual Preferred Stock, Series A, and a warrant for the purchase of 349 shares of Fixed Rate Cumulative Perpetual Preferred Stock, Series B, to the Department of Treasury for an aggregate purchase price of $6,970,000 in cash.

The Series A preferred stock qualifies as Tier 1 capital and will pay cumulative dividends at a rate of 5% per annum until February 15, 2014. Beginning February 16, 2014, the dividend rate will increase to 9% per annum. The Series A preferred stock may be redeemed, in whole or in part, at any time from time to time, at the option of the Company, subject to consultation with the Company’s primary federal banking regulator, provided that any partial redemption must be for at least 25% of the issue price of the Series A preferred stock.

As part of the transaction, the Department of Treasury exercised the Warrant and received 349 shares of Series B preferred stock. The Series B preferred stock will pay cumulative dividends at a rate of 9% per annum. The Series B preferred stock may also be redeemed, in whole or in part, at any time from time to time, at the option of the Company, subject to consultation with the Company’s primary federal regulator, provided that any partial redemption must be for at least 25% of the liquidation value of the Series B preferred stock. The Series B preferred stock cannot be redeemed until all of the outstanding shares of Series A preferred stock have been redeemed.

The Securities Purchase Agreement also subjects the Company to certain of the executive compensation limitations included in the Emergency Economic Stabilization Act of 2008 (EESA), as modified by the American Recovery and Reinvestment Act of 2009. The Company will take all necessary action to ensure that its benefit plans with respect to senior executive officers continue to comply with Section 111(b) of the EESA and has agreed to not adopt any benefit plans with respect to, or which cover, its senior executive officers that do not comply with the EESA, and the applicable executives have consented to the foregoing.

On January 14, 2011, the Company was notified by the Federal Reserve Bank of Chicago (the “FRB”) that the overall condition of the Company and the Bank is less than satisfactory. As a result, the Company must now obtain prior written approval from the FRB prior to, among other things, the payment of any capital distribution, including stockholder dividends on the shares of Company preferred stock issued to the Department of Treasury pursuant to the TARP Capital Purchase Program. The Company has notified the Department of Treasury that, beginning with the February 15, 2011 dividend payment, the Company will defer all payments of dividends on its Series A preferred stock for an indefinite period of time.

NOTE 10 – TARP CAPITAL PURCHASE PROGRAM

On May 15, 2009, the Company entered into a Letter Agreement and related Securities Purchase Agreement with the United States Department of the Treasury (the “Department of Treasury”) in accordance with the terms of the Department of Treasury’s TARP Capital Purchase Program. Pursuant to the Letter Agreement and Securities Purchase Agreement, the Company issued 6,970 shares of Fixed Rate Cumulative Perpetual Preferred Stock, Series A, and a warrant for the purchase of 349 shares of Fixed Rate Cumulative Perpetual Preferred Stock, Series B (the “warrant”) to the Department of Treasury for an aggregate purchase price of $6,970,000 in cash.

The Series A preferred stock qualifies as Tier 1 capital and will pay cumulative dividends at a rate of 5% per annum until February 15, 2014. Beginning February 16, 2014, the dividend rate will increase to 9% per annum. The Series A preferred stock may be redeemed, in whole or in part, at any time from time to time, at the option of the Company, subject to consultation with the Company’s primary federal banking regulator, provided that any partial redemption must be for at least 25% of the issue price of the Series A preferred stock.

As part of the transaction, the Department of Treasury exercised the Warrant and received 349 shares of Series B preferred stock. The Series B preferred stock will pay cumulative dividends at a rate of 9% per annum. The Series B preferred stock may also be redeemed, in whole or in part, at any time from time to time, at the option of the Company, subject to consultation with the Company’s primary federal regulator, provided that any partial redemption must be for at least 25% of the liquidation value of the Series B preferred stock. The Series B preferred stock cannot be redeemed until all of the outstanding shares of Series A preferred stock have been redeemed.

The Securities Purchase Agreement also subjects the Company to certain of the executive compensation limitations included in the Emergency Economic Stabilization Act of 2008 (the “EESA”), as modified by the American Recovery and Reinvestment Act of 2009. The Company will take all necessary action to ensure that its benefit plans with respect to senior executive officers continue to comply with Section 111(b) of the EESA and has agreed to not adopt any benefit plans with respect to, or which cover, its senior executive officers that do not comply with the EESA, and the applicable executives have consented to the foregoing.

On January 14, 2011, the Company was notified by the Federal Reserve Bank of Chicago (the “FRB”) that the overall condition of the Company and the Bank is less than satisfactory. As a result, the Company must now obtain prior written approval from the FRB prior to, among other things, the payment of any capital distribution, including stockholder dividends on the shares of Company preferred stock issued to the Department of Treasury pursuant to the TARP Capital Purchase Program. The Company has notified the Department of Treasury that, beginning with the February 15, 2011 dividend payment, the Company will defer all payments of dividends on its Series A preferred stock for an indefinite period of time. The terms of the Securities Purchase Agreement provide that the U.S. Treasury may appoint two directors to our Board of Directors in the event that we defer dividends on the Series A preferred stock for six consecutive quarterly periods.